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                               RYDEX SERIES FUNDS

                                REAL ESTATE FUND

                    SUPPLEMENT DATED NOVEMBER 16, 2001 TO THE
 RYDEX SERIES FUNDS INVESTOR CLASS SHARES AND H CLASS SHARES PROSPECTUS, DATED AUGUST 1, 2001, RYDEX SERIES FUNDS C-CLASS SHARES PROSPECTUS, DATED AUGUST 1, 2001, AND RYDEX SERIES FUNDS ADVISOR CLASS PROSPECTUS, DATED AUGUST 1,
                                      2001,


This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

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THE FOLLOWING SENTENCE WILL REPLACE THE FIRST SENTENCE FOLLOWING "DIVIDENDS AND
DISTRIBUTIONS" ON PAGE 85 OF THE RYDEX SERIES FUNDS INVESTOR CLASS SHARES AND H CLASS SHARES PROSPECTUS, ON PAGE 91 OF THE RYDEX SERIES FUNDS C-CLASS SHARES PROSPECTUS AND ON PAGE 68 OF THE RYDEX SERIES FUNDS ADVISOR CLASS SHARES
PROSPECTUS:

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly, and the Real Estate Fund, which declares dividends daily and pays them monthly or upon redemption.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE